RIGHT-OF-USE ASSET AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSET AND LEASE LIABILITY

NOTE 6. RIGHT-OF-USE ASSET AND LEASE LIABILITY

The Company entered into a lease of office space, which commenced on May 1, 2023 (the “Original Lease”). The Original Lease provided for an original term of two years with an option to renew the Original Lease for an additional term of three years. The Company has included the extension option in the Original Lease analysis under IFRS 16, based upon management’s intentions. The Company calculated the Original Lease liability using its incremental borrowing rate of 13%. The Company provided a $0.013 million security deposit.

On February 20, 2024, the Company entered into an amendment of the Original Lease (the “Amended Lease”), which commenced on March 1, 2024. The Amended Lease provided for a smaller lease space and a lower base rent per month, subject to similar escalations as the Original Lease. The term of the Amended Lease was the same as the Original Lease’s expiration date of May 25, 2025. The Amended Lease provided for a term of one year with an option to renew the Amended Lease for an additional term of three years. The effect of the change in circumstance reduced the asset and liability by $0.215 million, prospectively, beginning March 2024. The Company forfeited its security deposit and early terminated its lease as of December 31, 2024.